Prepaid expense	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Prepaid expense

Note 4 – Prepaid Expense:

A summary of prepaid expense as of July 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Advance to supplies	$-	$-	$164,812
Lease deposit	1,325	1,325	1,325
Others	-	5,196	-
	$1,325	$6,521	$166,137